Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016765
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class A
Trading Symbol	SPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
AssetsNet	$ 59,407,982
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 28,010
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000016768
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class C
Trading Symbol	SPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[2]
AssetsNet	$ 59,407,982
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 28,010
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000016769
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Conservative Allocation Fund
Class Name	Class S
Trading Symbol	SPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 59,407,982
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 28,010
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000016756
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class A
Trading Symbol	PLUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[4]
AssetsNet	$ 22,536,042
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000016758
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class C
Trading Symbol	PLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%	[5]
AssetsNet	$ 22,536,042
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000016759
Shareholder Report [Line Items]
Fund Name	DWS Multi-Asset Moderate Allocation Fund
Class Name	Class S
Trading Symbol	PPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[6]
AssetsNet	$ 22,536,042
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]
Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.